T. ROWE PRICE Communications & Technology Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.1%
BUSINESS SERVICES  0.4%
Information Services  0.4%
Aestas DBA OpenAI, Class A, Acquisition Date: 10/3/25,
Cost $17,368 (1)(2)(3) 40,390 27,776
Total Business Services 27,776
CONSUMER/RETAIL  0.3%
Consumer Brands  0.3%
Sanrio (JPY) (4) 4,184,000 26,013
Total Consumer/Retail 26,013
FINANCIAL SERVICES  1.8%
Other Financial Services  1.8%
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $14,650 (1)
(2)(3) 1,046,473 17,790
StoneX Group (3) 430,674 34,734
Tradeweb Markets, Class A (4) 804,127 94,613
147,137
Payments  0.0%
Mastercard, Class A  1,521 760
760
Total Financial Services 147,897
HARDWARE  1.0%
Consumer Electronics  0.6%
Apple  142,968 36,284
Sony Group (JPY)  422,300 8,802
45,086
Contract Manufacturing  0.4%
Fabrinet (3) 62,360 32,522
32,522
Total Hardware 77,608
INTERNET  29.2%
China Internet Media/Advertising  1.6%
Tencent Holdings (HKD)  2,088,800 131,746
131,746
China Internet Retail  0.5%
Alibaba Group Holding (HKD)  2,510,100 39,345
39,345

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Rest of World Internet Retail  2.8%
MercadoLibre (3) 74,831 129,384
Sea, ADR (3) 1,204,294 99,728
229,112
U.S. Internet Media/Advertising  19.7%
Alphabet, Class C  2,599,407 745,666
AppLovin, Class A (3) 396,682 157,879
Meta Platforms, Class A  1,204,674 689,230
1,592,775
U.S. Internet Retail  2.0%
Amazon.com (3) 4,106 855
Carvana (3)(4) 514,029 161,601
162,456
U.S. Internet Services  2.6%
Booking Holdings  28,845 121,447
Canva, Class B, Acquisition Date: 8/16/21 - 12/17/21,
Cost $39,325 (1)(2)(3) 23,072 34,525
DoorDash, Class A (3)(4) 352,037 52,858
Houzz, Acquisition Date: 6/3/14, Cost $1,400 (1)(2)(3) 186,860 —
208,830
Total Internet 2,364,264
MEDIA & ENTERTAINMENT  22.8%
Direct-to-Consumer Subscription Services  11.9%
Netflix (3) 6,343,825 609,959
Spotify Technology (3) 728,654 353,331
963,290
Diversified Media  0.0%
Walt Disney  8,371 807
807
Live Entertainment  5.7%
Liberty Media Corp-Liberty Formula One, Class C (3) 1,447,664 123,080
Live Nation Entertainment (3)(4) 840,299 128,154
TKO Group Holdings (4) 1,040,523 209,822
461,056
Video Gaming  5.2%
Capcom (JPY) (4) 1,923,300 40,643
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $25,082 (1)(2)(3) 35,499 16,513
Konami Group (JPY)  166,300 20,493
Nintendo (JPY)  2,257,000 128,842

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
ROBLOX, Class A (3) 1,909,471 108,000
Take-Two Interactive Software (3) 510,963 100,915
415,406
Total Media & Entertainment 1,840,559
SEMICONDUCTORS  11.2%
Digital Systems  3.1%
NVIDIA  1,442,199 251,519
251,519
Foundry  4.3%
Taiwan Semiconductor Manufacturing, ADR  1,030,366 348,212
348,212
Processors  3.8%
Advanced Micro Devices (3) 773,040 157,259
Broadcom  489,805 151,600
308,859
Total Semiconductors 908,590
SOFTWARE  4.1%
Collaboration and Productivity Software  0.0%
ServiceNow (3) 5,445 569
569
Industry-Specific Software  0.9%
Constellation Software, Warrants, 3/31/40 (CAD) (1)(3) 50,816 —
Shopify, Class A (3) 611,043 72,482
72,482
Infrastructure and Developer Tool Software  2.9%
Arista Networks (3) 1,389,768 170,636
Microsoft  140,911 52,161
Oracle  71,219 10,477
233,274
Security Software  0.3%
Crowdstrike Holdings, Class A (3) 58,090 22,679
Socure, Acquisition Date: 12/22/21, Cost $2,073 (1)(2)(3) 129,020 1,295
23,974
Total Software 330,299
TELECOM EQUIPMENT  0.9%
Wireless Equipment  0.9%
InterDigital (4) 238,806 72,119
Total Telecom Equipment 72,119

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
TELECOM SERVICES  20.8%
European Telecom  8.3%
Deutsche Telekom (EUR)  16,539,038 617,291
Koninklijke KPN (EUR)  9,347,236 52,098
669,389
Rest of The World Telecom  4.3%
Bharti Airtel (INR)  7,910,493 150,326
KDDI (JPY)  2,728,100 46,451
Singapore Telecommunications (SGD)  39,009,447 150,203
346,980
U.S. Wireless  8.2%
AT&T  2,950,185 85,526
T-Mobile U.S.  2,742,679 576,045
661,571
Total Telecom Services 1,677,940
Total Miscellaneous Common Stocks  4.6% (5) 369,469
Total Common Stocks (Cost $5,018,823) 7,842,534
CONVERTIBLE PREFERRED STOCKS  2.9%
BUSINESS SERVICES  0.5%
Information Services  0.5%
OpenAI, Series A-3, Acquisition Date: 8/15/25, Cost $5,179 (1)
(2)(3) 16,879 11,607
OpenAI, Series C, Acquisition Date: 3/12/26, Cost $29,887 (1)
(2)(3) 43,460 29,887
Total Business Services 41,494
INDUSTRIALS  0.3%
Transportation Technology Services  0.3%
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $10,915 (1)
(2)(3) 127,117 21,449
Waymo, Series D-2, Acquisition Date: 2/2/26, Cost $5,004 (1)
(2)(3) 30,454 5,004
Total Industrials 26,453
INTERNET  0.9%
China Internet Media/Advertising  0.9%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $11,186 (1)
(2)(3) 226,945 74,892
74,892

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
U.S. Internet Services  0.0%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $2,560 (1)(2)(3) 1,502 2,248
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $368 (1)(2)(3) 216 323
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $39 (1)(2)(3) 23 34
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $4 (1)(2)(3) 2 3
Flexe, Series C, Acquisition Date: 11/18/20, Cost $7,501 (1)(2)
(3) 616,504 1,800
Flexe, Series D, Acquisition Date: 4/7/22, Cost $2,818 (1)(2)(3) 138,152 514
Houzz, Series D, Acquisition Date: 6/3/14, Cost $4,200 (1)(2)(3) 560,560 —
4,922
Total Internet 79,814
SOFTWARE  1.2%
Collaboration and Productivity Software  0.1%
Formagrid, Series F, Acquisition Date: 12/8/21,
Cost $30,420 (1)(2)(3) 162,425 5,928
5,928
Infrastructure and Developer Tool Software  1.0%
Databricks, Series G, Acquisition Date: 2/1/21, Cost $5,350 (1)
(2)(3) 90,486 17,192
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $16,290 (1)(2)(3) 221,679 42,119
Databricks, Series I, Acquisition Date: 9/14/23, Cost $3,418 (1)
(2)(3) 46,502 8,836
Databricks, Series J, Acquisition Date: 12/17/24,
Cost $5,098 (1)(2)(3) 55,120 10,473
78,620
Security Software  0.1%
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,520 (1)
(2)(3) 156,804 1,574
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,068 (1)
(2)(3) 128,696 1,292
Socure, Series B, Acquisition Date: 12/22/21, Cost $37 (1)(2)(3) 2,328 24
Socure, Series E, Acquisition Date: 10/27/21, Cost $4,793 (1)
(2)(3) 298,293 2,995
5,885
Total Software 90,433
Total Convertible Preferred Stocks (Cost $149,655) 238,194

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.0%
Money Market Funds  0.0%
T. Rowe Price Government Reserve Fund, 3.71% (6)(7) 43,309 43
Total Short-Term Investments (Cost $43) 43
SECURITIES LENDING COLLATERAL  1.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Treasury Reserve Fund, 3.68% (6)(7) 29,076,034 29,076
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 29,076
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.1%
Money Market Funds 1.1%
T. Rowe Price Treasury Reserve Fund, 3.68% (6)(7) 91,296,621 91,297
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 91,297
Total Securities Lending Collateral (Cost $120,373) 120,373
Total Investments in Securities  101.5%
(Cost $5,288,894) $ 8,201,144
Other Assets Less Liabilities (1.5)% (125,175)
Net Assets 100.0% $ 8,075,969
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $336,093 and represents 4.2% of net assets.
(3) Non-income producing
(4) All or a portion of this security is on loan at March 31, 2026.

T. ROWE PRICE Communications & Technology Fund

.
.
.
.
.
.
.
.
.
.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EUR Euro
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
SGD Singapore Dollar

T. ROWE PRICE Communications & Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.71% $ — $ — $ 49
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ —# $ — $ 49+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government
Reserve Fund, 3.71% $ 13  ¤  ¤ $ 43
T. Rowe Price Treasury
Reserve Fund, 3.68% 92,267  ¤  ¤ 120,373
Total $ 120,416^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $49 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $120,416.

T. ROWE PRICE Communications & Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Communications & Technology Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Communications & Technology Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Communications & Technology Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign

T. ROWE PRICE Communications & Technology Fund

markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Communications & Technology Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2026, totaled $11,761,000 for the period ended March 31, 2026.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 6,314,893 $ 1,429,742 $ 97,899 $ 7,842,534
Convertible Preferred Stocks — — 238,194 238,194
Short-Term Investments 43 — — 43
Securities Lending Collateral 120,373 — — 120,373
Total $ 6,435,309 $ 1,429,742 $ 336,093 $ 8,201,144
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
3/31/26
Investment in Securities
Common Stocks $ 91,482 $ 6,417 $ — $ 97,899
Convertible Preferred Stocks 197,959 5,344 34,891 238,194
Total $ 289,441 $ 11,761 $ 34,891 $ 336,093

T. ROWE PRICE Communications & Technology Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$97,899 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Enterprise
value to sales
multiple
4.6x
- 9.6x
7.4x Increase
Sales growth
rate
24%
- 45%
25% Increase
Enterprise
value to gross
profit multiple
6.7x
- 12.3x
10.1x Increase
Gross profit
growth rate
25%
- 45%
26% Increase
Discount to
public company
multiples
10%
- 32%
22% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$238,194 Recent
comparable
transaction
price(s)
—# -# -# -#
Market
comparable
Premium for
liquidation
preference
-# -# -#
Enterprise
value to sales
multiple
3.0x
- 9.6x
5.0x Increase

T. ROWE PRICE Communications & Technology Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Sales growth
rate
20%
- 45%
31% Increase
Enterprise
value to gross
profit multiple
3.4x
- 12.3x
6.4x Increase
Gross profit
growth rate
18%
- 45%
31% Increase
Probability
for potential
outcome
10%
- 70%
33% Increase
Discount to
public company
multiples
10%
- 32%
14% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Communications & Technology Fund

tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F121-054Q1 03/26